Fees and Expenses - (Nomura Fixed income mutual fund - Classes A, C, and Institutional)	Aug. 31, 2025 USD ($)
(Nomura Tax-Free California Fund)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower...	none[1]	1.00%[1]	none
[1]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.18%[2]	0.18%[2]	0.18%[2]
Total annual fund operating expenses...........................................	0.98%	1.73%	0.73%
Fee waivers and expense reimbursements.......................................	(0.18%)[3]	(0.18%)[3]	(0.18%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	0.80%	1.55%	0.55%
[2],[3]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$528	$158	$258	$56
3 years.......................................................	$731	$527	$527	$215
5 years.......................................................	$951	$922	$922	$388
10 years......................................................	$1,582	$2,026	$2,026	$890

Expense Example, No Redemption, By Year, Caption [Text]	(if notredeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
(Nomura Tax-Free Idaho Fund)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower......	none[1]	1.00%[1]	none
[4]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.26%[2]	0.26%[2]	0.26%[2]
Total annual fund operating expenses...........................................	1.06%	1.81%	0.81%
Fee waivers and expense reimbursements.......................................	(0.20%)[3]	(0.20%)[3]	(0.20%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	0.86%	1.61%	0.61%
[5],[6]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$534	$164	$264	$62
3 years.......................................................	$753	$550	$550	$239
5 years.......................................................	$990	$961	$961	$430
10 years......................................................	$1,669	$2,110	$2,110	$983

Expense Example, No Redemption, By Year, Caption [Text]	(if notredeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
(Nomura Tax-Free New York Fund)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower.....	none[1]	1.00%[1]	none
[7]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.17%[2]	0.17%[2]	0.17%[2]
Total annual fund operating expenses...........................................	0.97%	1.72%	0.72%
Fee waivers and expense reimbursements.......................................	(0.17%)[3]	(0.17%)[3]	(0.17%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	0.80%	1.55%	0.55%
[8],[9]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$528	$158	$258	$56
3 years.......................................................	$729	$525	$525	$213
5 years.......................................................	$946	$917	$917	$384
10 years......................................................	$1,571	$2,016	$2,016	$879

Expense Example, No Redemption, By Year, Caption [Text]	(if notredeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
(Nomura Minnesota High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower......	none[1]	1.00%[1]	none
[10]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.21%[2]	0.21%[2]	0.21%[2]
Total annual fund operating expenses...........................................	1.01%	1.76%	0.76%
Fee waivers and expense reimbursements.......................................	(0.17%)[3]	(0.17%)[3]	(0.17%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	0.84%	1.59%	0.59%
[11],[12]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$532	$162	$262	$60
3 years.......................................................	$741	$538	$538	$226
5 years.......................................................	$967	$938	$938	$406
10 years......................................................	$1,616	$2,059	$2,059	$926

Expense Example, No Redemption, By Year, Caption [Text]	(if notredeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
(Nomura National High-Yield Municipal Bond Fund)
Prospectus [Line Items]
Expense Heading [Optional Text]	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Expense Breakpoint Discounts [Text]	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Nomura Funds (formerly, Macquarie Funds).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Class	A	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price........	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower......	none[1]	1.00%[1]	none
[13]
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Class	A	C	Inst.
Management fees.........................................................	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees............................................	0.25%	1.00%	none
Other expenses...........................................................	0.14%[2]	0.14%[2]	0.14%[2]
Total annual fund operating expenses...........................................	0.85%	1.60%	0.60%
Fee waivers and expense reimbursements.......................................	(0.00%)[3]	(0.00%)[3]	(0.00%)[3]
Total annual fund operating expenses after fee waivers and expense reimbursements........	0.85%	1.60%	0.60%
[14],[15]
Expenses Deferred Charges [Text Block]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

Class	A	(if not redeemed) C	C	Inst.
1 year........................................................	$533	$163	$263	$61
3 years.......................................................	$709	$505	$505	$192
5 years.......................................................	$900	$871	$871	$335
10 years......................................................	$1,452	$1,900	$1,900	$750

Expense Example, No Redemption, By Year, Caption [Text]	(if not redeemed)C
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%

[1]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.19%.

[3]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from December 30, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[4]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[5]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.28%.

[6]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.61% of the Fund’s average daily net assets from December 30, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[7]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[8]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.18%.

[9]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from December 30, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[10]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[11]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.22%.

[12]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from December 30, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

[13]
1	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[14]
2	Other expenses exclude litigation expenses the Fund incurred during the most recent fiscal year. If such expenses had been included, other expenses would have been 0.16%.

[15]
3	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from December 30, 2025 through December 29, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.